FAIR VALUE MEASUREMENTS (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Cash equivalents:
Bank deposits	$ 202.8		RUB 9,775		RUB 14,775
Investments in money market funds	85.0		4,253		6,195
Term deposits, current	207.9		5,863		15,150
Term deposits, non-current	252.4		25,663		18,399
Additional disclosures
Transfer amount between the levels			0	RUB 0	0
Total gains attributable to bank deposits and investments in money market funds	39.4	RUB 2,868	1,840	RUB 1,651
Recurring basis
Cash equivalents:
Bank deposits	202.8		9,775		14,775
Investments in money market funds	85.0		4,253		6,195
Term deposits, current	207.9		5,863		15,150
Term deposits, non-current	253.2		24,775		18,455
Restricted cash	19.1		1,497		1,390
Investments in debt securities	40.0		3,089		2,915
Loans to employees	14.0		768		1,022
Loans granted	9.0		522		662
Derivative contracts			8
Fair value of financial assets	831.0		50,550		60,564
Liabilities:
Convertible debt	368.5		25,294		26,857
Contingent consideration	5.5		85		407
Derivative contracts	1.3		37		92
Fair value of financial liabilities	$ 375.3		25,416		27,356
Level 1 | Recurring basis
Cash equivalents:
Investments in money market funds			4,253		6,195
Restricted cash			1,497		1,390
Fair value of financial assets			5,750		7,585
Level 2 | Recurring basis
Cash equivalents:
Bank deposits			9,775		14,775
Term deposits, current			5,863		15,150
Term deposits, non-current			24,775		18,455
Investments in debt securities			3,089		2,915
Loans to employees			768		1,022
Loans granted			522		662
Fair value of financial assets			44,792		52,979
Liabilities:
Convertible debt			25,294		26,857
Derivative contracts			37		92
Fair value of financial liabilities			25,331		26,949
Level 3 | Recurring basis
Cash equivalents:
Derivative contracts			8
Fair value of financial assets			8
Liabilities:
Contingent consideration			85		407
Fair value of financial liabilities			RUB 85		RUB 407